Financial Instruments - Aging of trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 166,054	$ 321,638
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	161,456
Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4,598
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	162,929
Current (not past due) | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	159,280
Current (not past due) | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,649
1-30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	567
1-30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	133
1-30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	434
More than 30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,558
More than 30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,043
More than 30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 515